EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.06%
18,746	Akzo Nobel NV	$ 1,062,331
154,815	CF Industries Holdings Inc	14,900,944
5,131	DuPont de Nemours Inc	258,602
74,099	Eastman Chemical Co	5,264,734
355,625	Freeport-McMoRan Inc	9,719,231
46,111	International Flavors & Fragrances Inc	4,188,262
286,271	International Paper Co	9,074,791
70,481	PPG Industries Inc	7,801,542
22,226	RPM International Inc	1,851,648
		54,122,085
Communications — 5.09%
89,348	AT&T Inc	1,370,598
17,600	Charter Communications Inc Class A(a)	5,338,960
65,128	Cisco Systems Inc	2,605,120
409,788	Comcast Corp Class A	12,019,082
41,642	Fox Corp Class B	1,186,797
151,191	Meta Platforms Inc Class A(a)	20,513,595
592,125	News Corp Class A	8,947,009
29,600	Paramount Global(a)(b)	563,584
45,845	T-Mobile US Inc(a)	6,151,024
23,105	Verizon Communications Inc	877,297
84,001	Walt Disney Co	7,923,814
31,999	Warner Bros Discovery Inc(a)	367,988
		67,864,868
Consumer, Cyclical — 8.53%
32,700	Best Buy Co Inc	2,071,218
139,026	BJ's Wholesale Club Holdings Inc(a)	10,122,483
6,956	Cummins Inc	1,415,616
43,032	Dr Ing hc F Porsche AG(a)	3,479,301
267,693	General Motors Co	8,590,268
61,407	Hilton Worldwide Holdings Inc	7,406,912
106,668	Kohl's Corp	2,682,700
144,835	Las Vegas Sands Corp(a)	5,434,209
243,337	Mattel Inc(a)	4,608,803
14,410	O'Reilly Automotive Inc(a)	10,135,274
24,518	PACCAR Inc	2,051,911
228,258	PulteGroup Inc	8,559,675
308,871	Southwest Airlines Co(a)	9,525,582
49,822	Target Corp	7,393,087
86,398	TJX Cos Inc	5,367,044
193,045	Walmart Inc	25,037,936
		113,882,019
Consumer, Non-Cyclical — 23.65%
105,185	Abbott Laboratories	10,177,701
144,899	AbbVie Inc	19,446,895
264,053	AstraZeneca PLC Sponsored ADR	14,480,667
45,357	Becton Dickinson and Co	10,106,900
7,284	Biogen Inc(a)	1,944,828
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
61,522	Cardinal Health Inc	$ 4,102,287
53,651	Centene Corp(a)	4,174,584
69,204	Cigna Corp	19,202,034
148,334	Coca-Cola Co	8,309,671
317,459	Conagra Brands Inc	10,358,687
1,600	Constellation Brands Inc Class A	367,488
202,763	Corteva Inc	11,587,905
98,600	CVS Health Corp	9,403,482
25,007	Danaher Corp	6,459,058
55,765	Elevance Health Inc	25,330,694
3,372	Euroapi SA(a)	55,975
9,240	GSK PLC	133,430
70,020	Johnson & Johnson	11,438,467
247,069	Keurig Dr Pepper Inc	8,850,012
84,404	Kimberly-Clark Corp	9,498,826
48,646	McKesson Corp	16,533,316
87,342	Medtronic PLC	7,052,866
218,441	Merck & Co Inc	18,812,139
15,620	Mondelez International Inc Class A	856,445
188,040	Pfizer Inc	8,228,630
118,542	Philip Morris International Inc	9,840,171
73,700	Procter & Gamble Co	9,304,625
25,189	Regeneron Pharmaceuticals Inc(a)	17,351,946
117,510	Sanofi	8,947,943
50,329	Sanofi ADR	1,913,509
22,809	Thermo Fisher Scientific Inc	11,568,497
97,302	Tyson Foods Inc Class A	6,415,121
22,248	United Rentals Inc(a)	6,009,630
139,400	Viatris Inc	1,187,688
59,715	Zimmer Biomet Holdings Inc	6,243,203
		315,695,320
Energy — 8.35%
10,009	Chevron Corp	1,437,993
138,368	ConocoPhillips	14,160,581
43,839	Enbridge Inc	1,626,427
214,554	Enterprise Products Partners LP	5,102,094
100,288	EOG Resources Inc	11,205,178
302,495	Exxon Mobil Corp	26,410,838
44,152	Hess Corp	4,812,127
447,736	Shell PLC	11,104,882
5,319	Targa Resources Corp	320,949
215,059	TC Energy Corp(b)	8,662,455
279,716	TotalEnergies SE(b)	13,122,710
82,739	TotalEnergies SE Sponsored ADR(a)	3,849,018
86,578	Valero Energy Corp	9,250,859
15,200	Williams Cos Inc	435,176
		111,501,287
Financial — 22.21%
446,374	American International Group Inc	21,193,837
26,083	American Tower Corp REIT	5,600,020

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
129,656	Apollo Global Management Inc	$ 6,029,004
188,946	Assured Guaranty Ltd	9,154,434
354,763	AXA SA	7,745,481
739,922	Bank of America Corp	22,345,644
69,105	Boston Properties Inc REIT	5,180,802
43,811	Capital One Financial Corp	4,038,060
229,557	Charles Schwab Corp	16,498,262
67,009	Chubb Ltd	12,187,597
389,248	Citigroup Inc	16,219,964
382,876	Equitable Holdings Inc	10,088,783
156,791	Equity Residential REIT	10,539,491
202,449	Fifth Third Bancorp	6,470,270
23,595	Franklin Resources Inc	507,764
201,183	Gaming and Leisure Properties Inc REIT	8,900,336
82,398	Goldman Sachs Group Inc	24,146,734
78,924	Hartford Financial Services Group Inc	4,888,553
663,251	Huntington Bancshares Inc	8,741,648
100,931	JPMorgan Chase & Co	10,547,289
93,430	KeyCorp	1,496,749
123,961	Loews Corp	6,178,216
2,435	Marsh & McLennan Cos Inc	363,521
152,076	MetLife Inc	9,243,179
63,815	Morgan Stanley	5,042,023
91,226	PNC Financial Services Group Inc	13,630,989
5,035	Raymond James Financial Inc	497,559
172,237	Rayonier Inc REIT	5,161,943
3,700	Simon Property Group Inc REIT	332,075
177,160	State Street Corp	10,773,100
19,730	Vornado Realty Trust REIT	456,947
530,804	Wells Fargo & Co	21,348,937
16,948	Welltower Inc REIT	1,090,095
344,164	Weyerhaeuser Co REIT	9,829,324
		296,468,630
Industrial — 10.14%
9,152	3M Co	1,011,296
103,643	Ball Corp(a)	5,008,030
35,433	Boeing Co(a)	4,290,228
182,732	CRH PLC	5,875,153
18,581	Flowserve Corp	451,518
265,407	General Electric Co	16,431,347
52,403	Honeywell International Inc	8,749,729
171,879	Ingersoll Rand Inc	7,435,485
158,144	Johnson Controls International PLC	7,783,848
52,125	L3Harris Technologies Inc	10,833,139
33,195	Northrop Grumman Corp	15,612,272
149,843	Raytheon Technologies Corp	12,266,148
53,734	Siemens AG	5,252,096
40,000	Stanley Black & Decker Inc	3,008,400
90,912	Stericycle Inc(a)	3,828,304
16,335	TE Connectivity Ltd	1,802,731
Shares		Fair Value
Industrial — (continued)
47,084	Union Pacific Corp	$ 9,172,905
83,982	United Parcel Service Inc Class B	13,566,452
176,907	Vontier Corp	2,956,116
		135,335,197
Technology — 6.57%
2,900	Accenture PLC Class A	746,170
53,523	Applied Materials Inc	4,385,140
27,683	Fidelity National Information Services Inc	2,092,004
53,223	Fiserv Inc(a)	4,980,076
124,866	Microsoft Corp	29,081,292
33,987	NXP Semiconductors NV	5,013,422
103,990	Oracle Corp	6,350,669
208,232	QUALCOMM Inc	23,526,051
74,207	Texas Instruments Inc	11,485,760
		87,660,584
Utilities — 7.02%
111,561	Ameren Corp	8,986,239
98,605	American Electric Power Co Inc	8,524,402
77,029	Constellation Energy Corp	6,408,042
105,800	Dominion Energy Inc	7,311,838
232,388	Exelon Corp	8,705,254
25,219	NextEra Energy Inc	1,977,422
194,013	NiSource Inc	4,887,187
289,251	NRG Energy Inc	11,069,636
38,139	PG&E Corp(a)	476,738
92,507	Sempra Energy	13,870,500
302,283	Southern Co	20,555,244
13,952	Xcel Energy Inc	892,928
		93,665,430
TOTAL COMMON STOCK — 95.62% (Cost $1,175,687,213)		$1,276,195,420
CONVERTIBLE PREFERRED STOCK
Communications — 0.44%
5,187	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	5,834,856
Consumer, Non-Cyclical — 0.52%
57,059	Becton Dickinson and Co 6.00%(b)	2,662,944
3,250	Danaher Corp 5.00%(b)	4,355,000
		7,017,944

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Utilities — 0.44%
76,857	NextEra Energy Inc 5.28%	$3,695,481
21,560	NiSource Inc 7.75%	$ 2,159,234
		5,854,715
TOTAL CONVERTIBLE PREFERRED STOCK — 1.40% (Cost $17,115,478)		$18,707,515
PREFERRED STOCK
Consumer, Cyclical — 0.48%
52,698	Volkswagen AG	6,439,249
TOTAL PREFERRED STOCK — 0.48% (Cost $9,422,427)		$6,439,249
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,387,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 2.57%(e)	2,387,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.18% (Cost $2,387,000)		$2,387,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.04%
$7,039,607	Undivided interest of 5.96% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $7,039,607 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(d)	7,039,607
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,039,607	Undivided interest of 6.01% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $7,039,607 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(d)	$ 7,039,607
7,039,607	Undivided interest of 6.01% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $7,039,607 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(d)	7,039,607
6,135,142	Undivided interest of 6.48% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $6,135,142 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(d)	6,135,142
TOTAL SHORT TERM INVESTMENTS — 2.04% (Cost $27,253,963)		$27,253,963
TOTAL INVESTMENTS — 99.72% (Cost $1,231,866,081)		$1,330,983,147
OTHER ASSETS & LIABILITIES, NET — 0.28%		$3,769,741
TOTAL NET ASSETS — 100.00%		$1,334,752,888

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of September 30, 2022.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	2,997,419	GBP	2,586,200	December 21, 2022	$106,417
CGM	USD	2,433,260	EUR	2,407,300	December 21, 2022	57,981
CGM	USD	10,967,244	GBP	9,471,700	December 21, 2022	379,237
GS	USD	2,562,868	GBP	2,211,600	December 21, 2022	90,616
HSB	USD	9,541,504	EUR	9,427,600	December 21, 2022	239,304
MS	USD	1,706,957	EUR	1,687,100	December 21, 2022	42,298
MS	USD	1,061,905	GBP	916,200	December 21, 2022	37,724
SSB	USD	2,234,271	EUR	2,207,800	December 21, 2022	55,838
SSB	USD	5,391,136	GBP	4,651,300	December 21, 2022	191,647
UBS	GBP	1,824,100	USD	1,947,446	December 21, 2022	91,637
UBS	USD	3,356,405	EUR	3,321,200	December 21, 2022	79,381
WES	USD	1,060,952	GBP	916,300	December 21, 2022	36,659
					Net Appreciation	$1,408,739
Counterparty Abbreviations:
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$53,059,754	$1,062,331	$—	$54,122,085
Communications	67,864,868	—	—	67,864,868
Consumer, Cyclical	113,882,019	—	—	113,882,019
Consumer, Non-cyclical	306,557,972	9,137,348	—	315,695,320
Energy	87,273,695	24,227,592	—	111,501,287
Financial	288,723,149	7,745,481	—	296,468,630
Industrial	124,207,948	11,127,249	—	135,335,197
Technology	87,660,584	—	—	87,660,584
Utilities	93,665,430	—	—	93,665,430
	1,222,895,419	53,300,001	—	1,276,195,420
Convertible Preferred Stock
Communications	5,834,856	—	—	5,834,856
Consumer, Non-cyclical	2,662,944	4,355,000	—	7,017,944
Utilities	—	5,854,715	—	5,854,715
	8,497,800	10,209,715	—	18,707,515
Preferred Stock	—	6,439,249	—	6,439,249
Government Money Market Mutual Funds	2,387,000	—	—	2,387,000
Short Term Investments	—	27,253,963	—	27,253,963
Total investments, at fair value:	1,233,780,219	97,202,928	—	1,330,983,147
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,408,739	—	1,408,739
Total Assets	$1,233,780,219	$98,611,667	$—	$1,332,391,886
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $50,755,745 in forward contracts for the reporting period.

September 30, 2022